UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.8%
Long-Term Municipal Bonds - 99.8%
Arizona - 84.4%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29	$1,500	$1,753,380
Series 2013A
5.00%, 7/01/37	3,000	3,359,970
Arizona Game & Fish Department & Commission
Series 2006
5.00%, 7/01/26	1,000	1,034,230
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	1,000	965,590
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,106,880
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/34	3,000	3,288,060
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,308,669
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,285,000
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,613,050
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,489,346
Series 2010A
5.00%, 7/01/31	2,000	2,226,000
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18	385	386,505
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28-7/01/29	2,360	2,697,513
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26	1,000	1,154,110
AGM Series 2010
5.00%, 7/01/25	2,000	2,309,640
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,146,544
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	290	291,166

	Principal Amount (000)	U.S. $ Value
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/29 (Pre-refunded/ETM)	$1,400	$1,421,672
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	860	862,322
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25	1,595	1,597,839
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,645,900
Goodyear Industrial Development Authority (Liberty Utilities Litchfield Park Water & Sewer Corp.)
Series 1999
5.95%, 10/01/23	1,995	2,001,284
Greater Arizona Development Authority
NATL Series 2005B
5.00%, 8/01/25	4,320	4,334,947
Hassayampa Community Facilities District
Series 2000
7.50%, 7/01/24	375	376,466
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.00%, 7/01/32	250	263,645
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,689,925
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	1,280	1,280,973
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	2,000	2,209,880
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,119,390
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26	3,000	3,456,120
Pinal County Industrial Development Authority (Florence West Prison LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,436,890

	Principal Amount (000)	U.S. $ Value
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	$1,500	$1,735,395
Series 2015A
5.00%, 12/01/35	2,000	2,322,880
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,083,020
5.25%, 12/01/22-12/01/23	1,165	1,335,418
State of Arizona COP
AGM Series 2008A
5.00%, 9/01/24 (Pre-refunded/ETM)	6,000	6,611,700
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,723,960
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014	1,200	1,318,392
5.00%, 6/01/44
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	412	412,260
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,880,111
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,496,950
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,473
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,249,367
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,262,789

		107,530,621

District of Columbia - 0.9%
District of Columbia Water & Sewer Authority
Series 2014C
5.00%, 10/01/44	1,000	1,124,040

Florida - 1.7%
City of Orlando FL
Series 2014A
5.25%, 11/01/33	1,820	2,110,654

Illinois - 2.8%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,495,983

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	$1,000	$1,077,930

		3,573,913

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	500	491,940

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
0.195%, 12/01/30 (a)	225	208,938

Minnesota - 1.0%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,306,563

Nebraska - 1.0%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	1,165	1,323,137

New York - 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.478%, 3/01/27 (a)	500	473,058
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	820	901,533

		1,374,591

North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	500	518,445

Puerto Rico - 3.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,855	1,915,455
Series 2008
5.125%, 12/01/27	385	408,223
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	1,500	1,540,560

		3,864,238

	Principal Amount (000)	U.S. $ Value
Texas - 2.0%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	$1,000	$1,095,920
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	997,315
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	492,274

		2,585,509

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,111,660

Total Investments – 99.8% (cost $122,861,435) (b)		127,124,249
Other assets less liabilities - 0.2%		250,358

Net Assets - 100.0%		$127,374,607

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $681,996 or 0.54% of net assets.
(b)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,757,333 and gross unrealized depreciation of investments was $(494,519), resulting in net unrealized appreciation of $4,262,814.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 26.6% and 6.3%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$118,234,959		$8,889,290		$127,124,249

Total Investments in Securities		– 0	–	118,234,959		8,889,290		127,124,249
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$118,234,959		$8,889,290		$127,124,249

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,205,348		$9,205,348
Accrued discounts/(premiums)	3,497		3,497
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	10,445		10,445
Purchases	– 0	–	– 0	–
Sales	(330,000)		(330,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$8,889,290		$8,889,290

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$10,445		$10,445

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Massachusetts - 82.8%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,279,880
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,694,620
City of Fall River MA
AGM Series 2008
5.00%, 7/15/28	5,085	5,583,991
City of Springfield MA
AGM Series 2007
5.00%, 8/01/19	2,565	2,716,207
Commonwealth of Massachusetts
Series 2008A
5.00%, 9/01/28	2,800	3,111,164
Series 2015A
5.00%, 7/01/35	10,000	11,635,500
NATL Series 2000E
0.15%, 12/01/30 (a)	1,350	1,253,561
NATL Series 2000F
0.165%, 12/01/30 (a)	1,225	1,137,490
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,858,300
AGM Series 2005A
3.00%, 6/01/20 (b)	2,000	2,098,280
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,239,865
Massachusetts Bay Transportation Authority
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,927,833
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,442,950
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,809,006
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/21 (Pre-refunded/ETM)	3,000	3,364,500
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,364,500
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,668,640
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	5,054,220

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	$3,970	$4,385,032
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,698,077
Massachusetts Development Finance Agency (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,696,759
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,652,305
Series 2010O-2
5.00%, 10/01/28	3,500	3,957,555
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,195,558
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,554,450
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,033,250
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,161,649
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2007G
5.00%, 7/01/27	950	1,014,163
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2011
5.00%, 7/01/31	7,000	7,919,030
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,767,800
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,706,025
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,749,164
Massachusetts Health & Educational Facilities Authority
Series 2009O
5.75%, 7/01/26 (Pre-refunded/ETM)	5,500	6,246,350

	Principal Amount (000)	U.S. $ Value
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	$3,000	$3,232,560
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,101,550
Massachusetts Health & Educational Facilities Authority (Milford Regional Medical Center Obligated Group)
Series 2007E
5.00%, 7/15/22	1,220	1,270,032
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,964,626
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 2009A
5.25%, 11/15/23	2,000	2,276,520
Massachusetts Health & Educational Facilities Authority (Sterling and Francine Clark Art Institute)
Series 2010B
5.00%, 7/01/30	3,860	4,376,970
Massachusetts Health & Educational Facilities Authority (Suffolk University)
Series 2009A
6.00%, 7/01/24	2,000	2,274,300
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,726,300
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	2,125,256
5.375%, 6/01/27	3,060	3,422,365
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	3,088,690
Series 2012B
5.00%, 7/01/32	1,430	1,621,377
Massachusetts School Building Authority
Series 2011B
5.00%, 10/15/32	3,720	4,244,371
Series 2013A
5.00%, 5/15/32	2,500	2,872,875
Series 2015B
5.00%, 1/15/30	3,770	4,459,307
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26-8/01/29	4,425	5,156,348

	Principal Amount (000)	U.S. $ Value
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	$6,000	$6,885,720
University of Massachusetts Building Authority
Series 20082
5.00%, 5/01/26 (Pre-refunded/ETM)	1,000	1,110,080
5.00%, 5/01/27 (Pre-refunded/ETM)	3,580	3,974,086
University of Massachusetts Building Authority (University of Massachusetts)
Series 20141
5.00%, 11/01/44	2,000	2,258,400

		198,419,407

Arizona - 2.7%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,404,021
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	255	256,025
Goodyear Industrial Development Authority (Liberty Utilities Litchfield Park Water & Sewer Corp.)
Series 2001
6.75%, 10/01/31	1,160	1,163,898
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	714,793

		6,538,737

California - 0.7%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,055	1,207,300
Series 2008A
5.50%, 8/15/23	360	405,180

		1,612,480

Florida - 1.9%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,086,350
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,399,690

		4,486,040

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,660

	Principal Amount (000)	U.S. $ Value
Illinois - 1.1%
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	$1,900	$2,110,368
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24	500	495,320

		2,605,688

Kentucky - 0.4%
Kentucky Economic Development Authority
Series 2015A
5.00%, 7/01/40	1,000	1,044,150

Michigan - 1.2%
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	1,000	1,088,510
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,720,736

		2,809,246

New York - 2.9%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	6,065	6,911,917

Ohio - 0.5%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006
3.625%, 12/01/33	1,295	1,308,183

Pennsylvania - 0.5%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,215,548

Puerto Rico - 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	712,965
Series 2008
5.125%, 12/01/27	1,965	2,083,529

		2,796,494

Texas - 1.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,095,920

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$1,090	$1,294,135
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	638,784

		3,028,839

Washington - 1.1%
Port of Seattle WA
Series 2015C
5.00%, 4/01/40	2,500	2,720,425

Wisconsin - 0.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (c)	750	889,320

Total Municipal Obligations (cost $221,287,159)		236,888,134

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (e) (cost $702,012)	702,012	702,012

Total Investments - 99.1% (cost $221,989,171) (f)		237,590,146
Other assets less liabilities - 0.9%		2,125,850

Net Assets - 100.0%		$239,715,996

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$675,563

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $2,391,051 or 1.00% of net assets.

(b)	Variable rate coupon, rate shown as of August 31, 2015.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of this security amounted to $889,320 or 0.4% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,792,328 and gross unrealized depreciation of investments was $(191,353), resulting in net unrealized appreciation of $15,600,975.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$234,972,891		$1,915,243		$236,888,134
Short-Term Investments		702,012		– 0	–	– 0	–	702,012

Total Investments in Securities		702,012		234,972,891		1,915,243		237,590,146
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	675,563		– 0	–	675,563
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$702,012		$235,648,454		$1,915,243		$238,265,709

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$9,074,551		$9,074,551
Accrued discounts/(premiums)	(1,640)		(1,640)
Realized gain (loss)	303,300		303,300
Change in unrealized appreciation/depreciation	(319,885)		(319,885)
Purchases	– 0	–	– 0	–
Sales	(7,141,083)		(7,141,083)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$1,915,243		$1,915,243

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$5,539		$5,539

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Michigan Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
Michigan - 80.0%
Birmingham City School District/MI
Series 2015
5.00%, 5/01/30	$1,000	$1,176,720
City of Detroit MI
Series 2010
5.00%, 11/01/30	2,000	2,131,680
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	2,000	2,122,040
City of Grand Rapids MI Sanitary Sewer System Revenue
Series 2012
5.00%, 1/01/30	1,180	1,347,501
City of Holland MI
Series 2014A
5.00%, 7/01/33	1,250	1,404,025
Detroit City School District
Series 2012A
5.00%, 5/01/31	2,365	2,563,802
Dexter Community Schools
AGM Series 2008
5.00%, 5/01/25	2,250	2,481,975
Lansing Community College
Series 2012
5.00%, 5/01/32	1,240	1,410,339
Michigan Finance Authority (CHE Trinity Health Obligated Group)
Series 2010A
5.00%, 12/01/27	1,000	1,137,940
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	1,000	1,044,180
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (a)	200	202,314
Michigan Finance Authority (Michigan Finance Authority SRF)
Series 2012
5.00%, 10/01/30	1,000	1,158,420
Michigan Finance Authority (Oakwood Obligated Group)
Series 2013
5.00%, 8/15/31	1,500	1,649,475
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31	1,165	1,266,227
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,875	2,010,206

	Principal Amount (000)	U.S. $ Value
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	$2,250	$2,551,792
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32	1,600	1,661,696
Michigan State Housing Development Authority (Danbury Superior Ltd. Dividend Housing Association LP)
Series 2002A
5.30%, 6/01/35	2,285	2,300,698
Michigan State University
Series 2013A
5.00%, 8/15/38	2,000	2,238,980
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	640	605,254
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	500	508,680
Michigan Strategic Fund (Michigan Strategic Fund State Lease)
Series 2011
5.25%, 10/15/31	2,150	2,428,683
Oakland University
Series 2012
5.00%, 3/01/27-3/01/32	2,600	2,898,835
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/18	1,050	949,253
State of Michigan (State of Michigan Fed Hwy Grant)
AGM Series 2007
5.25%, 9/15/26	3,500	3,780,945
Wayne County Airport Authority
Series 2014B
5.00%, 12/01/44	1,000	1,084,630

		44,116,290

Arizona - 0.3%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	160	160,643

Florida - 1.0%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	500	542,730

Georgia - 2.6%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,250	1,414,263

	Principal Amount (000)	U.S. $ Value
Illinois - 0.7%
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	$467	$397,370

Massachusetts - 0.8%
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	466,142

New York - 3.1%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,127,040
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.08%, 1/01/39 (b)	300	268,521
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.478%, 3/01/27 (b)	300	283,835

		1,679,396

Puerto Rico - 6.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,215	1,254,597
Series 2008
5.125%, 12/01/27	145	153,746
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Ascension Health Credit Group)
Series 2000A
6.125%, 11/15/30	2,000	2,054,080

		3,462,423

Tennessee - 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	400	435,752

Texas - 3.6%
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/32	1,000	1,157,750

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$470	$558,022
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	235	275,439

		1,991,211

Total Investments - 99.2% (cost $52,859,931) (c)		54,666,220
Other assets less liabilities - 0.8%		448,359

Net Assets - 100.0%		$55,114,579

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $807,568 or 1.5% of net assets.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $552,356 or 1.00% of net assets.
(c)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,049,685 and gross unrealized depreciation of investments was $(243,396), resulting in net unrealized appreciation of $1,806,289.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund II

AB Michigan Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$51,202,255		$3,463,965		$54,666,220

Total Investments in Securities		– 0	–	51,202,255		3,463,965		54,666,220
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$51,202,255		$3,463,965		$54,666,220

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$3,469,981		$3,469,981
Accrued discounts/(premiums)	2,129		2,129
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(8,145)		(8,145)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$3,463,965		$3,463,965

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(8,145)		$(8,145)

As of August 31, 2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.1%
Long-Term Municipal Bonds - 101.1%
Minnesota - 101.1%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,878,823
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,409,286
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	892,103
City of Chaska MN Electric Revenue
Series 2005A
5.25%, 10/01/25	1,000	1,003,680
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	650	685,412
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33 (a)	1,000	1,117,680
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,226,210
City of Minneapolis MN (National Marrow Donor Program)
Series 2010
4.875%, 8/01/25	1,170	1,217,081
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,706,775
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,620,292
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,120,540
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	1,500	1,675,680
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,329,768
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	2,900	3,293,844

	Principal Amount (000)	U.S. $ Value
City of St Paul MN Recreational Facilities Revenue (Highland National Project)
Series 2005
5.00%, 10/01/20-10/01/25	$2,750	$2,760,178
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	989,130
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,556,422
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	3,475	3,808,704
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	490,379
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,379,012
Series 2012B
5.00%, 1/01/29	1,250	1,424,737
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,146,000
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20158
5.00%, 12/01/32	1,000	1,149,520
Minnesota Higher Education Facilities Authority (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,243,260
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,069,220
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/31	2,770	3,074,534
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,474,928
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	797,447
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,134,110
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	851,813

	Principal Amount (000)	U.S. $ Value
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	$1,000	$1,054,550
North St Paul-Maplewood-Oakdale Independent School District No 622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,641,426
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,669,531
St Paul Housing & Redevelopment Authority (Allina Health System)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,364,112
St Paul Housing & Redevelopment Authority (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	2,089,239
St Paul Housing & Redevelopment Authority (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	600	631,308
St Paul Housing & Redevelopment Authority (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,122,900
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,757,715
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,734,079
State of Minnesota
Series 2008A
5.00%, 6/01/21 (Pre-refunded/ETM)	3,000	3,330,060
State of Minnesota (State of Minnesota Pub Safety Communications)
AGC Series 2009
5.00%, 6/01/21	1,970	2,248,716
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,096,680
5.00%, 1/01/39	1,500	1,707,705
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,631,844
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,797,500

U.S. $ Value
Total Investments - 101.1% (cost $79,084,042) (b)	$83,403,933
Other assets less liabilities - (1.1)%	(905,849)

Net Assets - 100.0%	$82,498,084

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA	*	4.071%	$136,992

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,449,779 and gross unrealized depreciation of investments was $(129,888), resulting in net unrealized appreciation of $4,319,891.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$83,403,933		$	– 0	–	$83,403,933

Total Investments in Securities		– 0	–	83,403,933			– 0	–	83,403,933
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	136,992			– 0	–	136,992
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total+	$	– 0	–	$83,540,925		$	– 0	–	$83,540,925

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
New Jersey - 71.0%
County of Middlesex NJ
Series 2015
5.00%, 6/01/19	$2,195	$2,502,080
Landis Sewage Authority
NATL Series 1993
9.907%, 9/19/19 (a)	1,400	1,569,848
Middlesex County Improvement Authority (Skyline Obligated Group)
Series 2001
5.25%, 7/01/21	595	596,238
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,630,254
New Jersey Economic Development Authority
Series 2003A
5.00%, 3/01/24	1,500	1,503,330
Series 2013
5.00%, 3/01/30	4,000	4,064,960
AGM Series 2007U
5.00%, 9/01/22 (Pre-refunded/ETM)	3,540	3,845,396
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,212,520
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,084,180
5.50%, 1/01/27	1,000	1,135,610
New Jersey Economic Development Authority (Seeing Eye Inc(The))
Series 2012
5.00%, 6/01/32	4,000	4,430,920
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,261,579
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,763,450
New Jersey Educational Facilities Authority (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,741,550
New Jersey Educational Facilities Authority (Stockton University)
Series 2008A
5.50%, 7/01/23	4,500	4,989,825
New Jersey Health Care Facilities Financing Authority
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,513,301

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	$1,000	$1,101,150
New Jersey Health Care Facilities Financing Authority (Hackensack University Medical Center)
Series 2010
5.00%, 1/01/34	1,940	2,081,620
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,256,093
New Jersey Health Care Facilities Financing Authority (Palisades Medical Center Obligated Group)
Series 2013
5.25%, 7/01/31	1,800	1,985,454
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
NATL Series 2006A
5.00%, 6/15/18	3,400	3,478,234
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	5,679,752
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,156,356
Rutgers The State University of New Jersey
Series 2009F
5.00%, 5/01/30	1,000	1,117,390
Series 2013L
5.00%, 5/01/30	4,500	5,144,850
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	2,000	1,508,300
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,885	2,894,636
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	4,892,743

		82,141,619

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	230	230,925

	Principal Amount (000)	U.S. $ Value
California - 1.5%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	$1,165	$1,333,179
Series 2008A
5.50%, 8/15/23	400	450,200

		1,783,379

District of Columbia - 3.1%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	3,070	3,564,976

Florida - 0.1%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	130	131,110

Idaho - 3.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,028,796

Illinois - 0.9%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,095,390

Maryland - 0.9%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/45	1,000	1,060,510

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
0.195%, 12/01/30 (b)	200	185,723

New York - 11.2%
City of New York NY
Series 2006J
5.00%, 6/01/22 (Pre-refunded/ETM)	950	982,956
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	2,040	2,331,577
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.478%, 3/01/27 (b)	470	444,675
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,802,202
Series 2014
5.00%, 9/01/31	1,100	1,238,127

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	$3,175	$3,186,271

		12,985,808

Ohio - 0.3%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25 (c)	67	34,329
Series 2004A
7.125%, 8/01/25 (c)	500	255,000

		289,329

Pennsylvania - 4.3%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	5,010,920

Puerto Rico - 1.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,352,693
Series 2008
5.125%, 12/01/27	305	323,398

		1,676,091

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,121,740

Total Investments - 99.6% (cost $108,225,186) (e)		115,306,316
Other assets less liabilities - 0.4%		468,747

Net Assets - 100.0%		$115,775,063

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$148,325

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of August 31, 2015.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $630,398 or 0.54% of net assets.
(c)	Illiquid security.
(d)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,803,417 and gross unrealized depreciation of investments was $(722,287), resulting in net unrealized appreciation of $7,081,130.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 27.5% and 11.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,671,996		$1,634,320		$115,306,316

Total Investments in Securities		– 0	–	113,671,996		1,634,320		115,306,316
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	148,325		– 0	–	148,325
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$113,820,321		$1,634,320		$115,454,641

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$1,781,897		$1,781,897
Accrued discounts/(premiums)	2,293		2,293
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(167,682)		(167,682)
Purchases	17,812		17,812
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$1,634,320		$1,634,320

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(167,682)		$(167,682)

As of August 31, 2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Ohio - 83.1%
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM)	$155	$185,820
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,092,605
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,524,635
City of Cleveland OH (City of Cleveland OH Income Tax)
Series 2008
5.25%, 5/15/24	2,500	2,778,750
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,180,040
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,819,442
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18 (Pre-refunded/ETM)	1,135	1,197,289
5.00%, 11/15/18	1,030	1,082,952
Cleveland Department of Public Utilities Division of Water
NATL Series 2007O
5.00%, 1/01/23 (Pre-refunded/ETM)	2,500	2,649,700
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,367,680
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,360,990
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25 (a)	67	34,329
Series 2004A
7.125%, 8/01/25 (a)	500	255,000
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,707,670
County of Cuyahoga OH
AGC Series 2004
5.00%, 11/15/19	1,850	1,854,902
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,750,048
County of Cuyahoga OH (County of Cuyahoga OH Sales Tax)
Series 2014
5.00%, 12/01/34	1,000	1,149,060

	Principal Amount (000)	U.S. $ Value
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	$770	$770,755
5.80%, 5/20/44	1,150	1,151,162
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	865	805,799
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,667,997
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	4,949,889
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/48	1,000	1,018,020
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24	1,545	1,771,404
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,489,280
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,319,980
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,456,685
Miami University/Oxford OH
Series 2010B
5.00%, 9/01/15	3,425	3,425,000
Series 2011
5.00%, 9/01/31	1,000	1,140,760
Mount Healthy City School District
Series 2015
5.00%, 12/01/33	1,000	1,130,190
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,363,630
Oak Hills Local School District
AGM Series 2005
5.00%, 12/01/25	1,000	1,011,770
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	660,741
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	861,300
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,523,447

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	$1,200	$1,228,704
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,052,080
5.00%, 12/01/39	750	848,280
RiverSouth Authority
Series 2005A
5.00%, 12/01/24 (Pre-refunded/ETM)	3,590	3,632,721
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,444,771
Toledo-Lucas County Port Authority (Cargill, Inc.)
Series 2004B
4.50%, 12/01/15	2,500	2,523,950
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,550,556
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,546,670

		95,336,453

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	220	220,884

California - 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	750	794,843
State of California
Series 2004
5.25%, 4/01/29	5	5,019

		799,862

Florida - 2.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,086,350
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,422,967
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	190	191,623

		2,700,940

	Principal Amount (000)	U.S. $ Value
Georgia - 0.4%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	$500	$501,660

Illinois - 2.8%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	2,250	2,486,272
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	902	767,512

		3,253,784

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.195%, 12/01/30 (c)	625	580,384

New York - 4.0%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	3,801,945
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	745	819,076

		4,621,021

North Carolina - 0.3%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	375	388,834

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	375	397,620

Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	686,309

Texas - 3.1%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,109,520
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,154,560

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$740	$878,587
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	433,670

		3,576,337

Total Municipal Obligations (cost $108,835,536)		113,064,088

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (e) (cost $705,211)	705,211	705,211

Total Investments - 99.1% (cost $109,540,747) (f)		113,769,299
Other assets less liabilities - 0.9%		1,036,042

Net Assets - 100.0%		$114,805,341

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$140,906

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of this security amounted to $794,843 or 0.7% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of this security amounted to $580,384 or 0.51% of net assets.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,761,267 and gross unrealized depreciation of investments was $(532,715), resulting in net unrealized appreciation of $4,228,552.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.1% and 3.4%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$110,214,287		$2,849,801		$113,064,088
Short-Term Investments		705,211		– 0	–	– 0	–	705,211

Total Investments in Securities		705,211		110,214,287		2,849,801		113,769,299
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	140,906		– 0	–	140,906
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$705,211		$110,355,193		$2,849,801		$113,910,205

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$4,327,479		$4,327,479
Accrued discounts/(premiums)	1,813		1,813
Realized gain (loss)	12,833		12,833
Change in unrealized appreciation/depreciation	(208,246)		(208,246)
Purchases	17,812		17,812
Sales	(1,301,890)		(1,301,890)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$2,849,801		$2,849,801

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(203,003)		$(203,003)

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 98.0%
Pennsylvania - 82.2%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,248,355
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	508,885
Allegheny County Sanitary Authority
NATL Series 2005A
5.00%, 12/01/24	3,490	3,531,077
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,814,538
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,403,730
Carlisle Area School District
Series 2011
5.00%, 9/01/25	4,000	4,671,720
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,842,025
City of Pittsburgh PA
AGM Series 2006C
5.25%, 9/01/17 (Pre-refunded/ETM)	2,000	2,095,960
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	2,800	3,193,288
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	300	318,471
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	1,645	1,721,608
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,355,950
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,927,460
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	735	867,307
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	765	755,139

	Principal Amount (000)	U.S. $ Value
New Wilmington Municipal Authority (Westminster College/PA)
AGC Series 2007
5.00%, 5/01/27	$1,040	$1,080,633
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	1,000	1,041,450
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,261,280
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,154,340
Pennsylvania Economic Development Financing Authority (Talen Energy Supply LLC)
Series 2015A
6.40%, 12/01/38 (a)	500	504,035
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,125,110
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University)
Series 2010
5.00%, 3/01/27-3/01/28	2,850	3,189,894
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	1,060	1,194,874
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	4,000	4,568,480
Pennsylvania Turnpike Commission
Series 2010B2
5.00%, 12/01/30 (b)	2,185	2,332,815
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	400	389,048
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c) (d)	350	217,000
Philadelphia Authority for Industrial Development (Temple University)
Series 20162
5.00%, 4/01/29 (a)	1,000	1,104,160
Philadelphia Gas Works Co.
Series 20109
5.00%, 8/01/30	2,000	2,186,120

	Principal Amount (000)	U.S. $ Value
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	$2,725	$3,118,708
Pittsburgh Public Parking Authority
NATL Series 2005A
5.00%, 12/01/19	2,435	2,461,176
Reading Area Water Authority
Series 2011
5.00%, 12/01/31	1,000	1,098,130
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,477,560
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/31	1,075	1,185,381
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,453,720
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	3,320	3,439,752
Wilkes-Barre Finance Authority (University of Scranton (The))
Series 2010
5.00%, 11/01/30	2,500	2,763,775
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007
5.00%, 3/01/22	510	533,496

		81,136,450

Arizona - 0.2%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	195	195,784

District of Columbia - 3.1%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	2,625	3,048,229

Florida - 0.2%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	190	191,623

Illinois - 0.8%
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2003
6.625%, 3/01/33	934	794,741

Massachusetts - 1.7%
Massachusetts School Building Authority
Series 2013A
5.00%, 5/15/32	1,500	1,723,725

	Principal Amount (000)	U.S. $ Value
New York - 7.2%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	$1,000	$1,127,040
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,004,185
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.478%, 3/01/27 (e)	490	463,597
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28	3,000	3,466,710

		7,061,532

Puerto Rico - 1.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,180	1,251,177

Texas - 1.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,331,424

Total Municipal Obligations (cost $91,071,104)		96,734,685

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (f) (g) (cost $2,412,802)	2,412,802	2,412,802

Total Investments - 100.4% (cost $93,483,906) (h)		99,147,487
Other assets less liabilities - (0.4)%		(434,431)

Net Assets - 100.0%		$98,713,056

(a)	When-Issued or delayed delivery security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.

(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of this security amounted to $463,597 or 0.47% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,950,712 and gross unrealized depreciation of investments was $(287,131), resulting in net unrealized appreciation of $5,663,581.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.6% and 2.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,726,338		$3,008,347		$96,734,685
Short-Term Investments		2,412,802		– 0	–	– 0	–	2,412,802

Total Investments in Securities		2,412,802		93,726,338		3,008,347		99,147,487
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$2,412,802		$93,726,338		$3,008,347		$99,147,487

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$2,333,445		$2,333,445
Accrued discounts/(premiums)	2,347		2,347
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(81,261)		(81,261)
Purchases	753,816		753,816
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$3,008,347		$3,008,347

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(81,261)		$(81,261)

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 99.7%
Virginia - 76.2%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,395	$1,395,586
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	585	590,189
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,000	1,020,220
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25	2,275	2,670,076
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,965,058
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,335,630
City of Richmond VA
Series 2009A
5.00%, 7/15/27	1,400	1,593,564
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2009
5.00%, 1/15/28	1,000	1,117,270
Series 2013A
5.00%, 1/15/29	1,970	2,275,054
City of Suffolk VA
Series 2010A
5.00%, 8/01/22	2,080	2,430,938
Series 2011
5.00%, 2/01/26	5,060	5,857,254
NATL Series 2007A
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	1,817,559
5.00%, 2/01/20	1,290	1,366,239
City of Virginia Beach VA Water & Sewer System Revenue
Series 2005
5.00%, 10/01/30	2,000	2,006,540
County of Henrico VA
Series 2008A
5.00%, 12/01/26 (Pre-refunded/ETM)	1,000	1,127,710
Series 2010
5.00%, 7/15/24	6,600	7,683,522
County of Henrico VA Water & Sewer Revenue
Series 2009
5.00%, 5/01/25	1,165	1,317,720
Series 2009A
5.00%, 5/01/27	1,200	1,350,876
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	4,066,300

	Principal Amount (000)	U.S. $ Value
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	$2,955	$3,117,791
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26	1,000	984,200
Economic Development Authority of the City of Roanoke VA (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35 (b)	1,750	2,004,870
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,148,460
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/28	8,635	9,819,463
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2007
5.00%, 10/01/22	1,000	1,059,060
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,127,030
Series 2012
5.00%, 5/15/35	1,800	2,004,246
Series 2014A
5.00%, 5/15/44	2,000	2,232,780
Greater Richmond Convention Center Authority
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,744,350
Hampton Roads Sanitation District
Series 2008
5.00%, 4/01/25 (Pre-refunded/ETM)	6,650	7,359,355
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	2,005,600
Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital)
AMBAC Series 2006
5.00%, 8/15/22-8/15/25	7,850	8,178,333
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,221,920
James City County Economic Development Authority
AGM Series 2006
5.00%, 6/15/22 (Pre-refunded/ETM)	4,385	4,723,434

	Principal Amount (000)	U.S. $ Value
Lexington Industrial Development Authority (VMI Obligated Group)
Series 2006B
5.00%, 12/01/30	$3,885	$4,343,585
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,314,766
Montgomery County Industrial Development Authority/VA
Series 2008
5.00%, 2/01/24	2,000	2,173,580
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	250	284,478
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,881,560
5.65%, 3/20/44	1,660	1,661,477
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,459,006
Prince William County Industrial Development Authority (George Mason University Foundation Prince William Life Sciences LAB LLC)
Series 2011
5.50%, 9/01/31	3,750	4,338,750
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,382,650
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	4,000	2,820,440
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24	2,040	2,370,215
Virginia College Building Authority
Series 2005A
5.00%, 9/01/16 (Pre-refunded/ETM)	5,615	5,615,000
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,753,200
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30	1,615	1,636,173
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,062,130
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	1,000	1,151,150

	Principal Amount (000)	U.S. $ Value
Virginia Port Authority
Series 2010
5.00%, 7/01/30	$2,250	$2,482,605
Series 2015A
5.00%, 7/01/35	4,500	5,045,085
Virginia Resources Authority
Series 2009
5.00%, 10/01/25 (Pre-refunded/ETM)	3,345	3,856,551
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure)
Series 2011B
5.00%, 11/01/26	5,000	5,884,350
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,805,000
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,714,500
5.50%, 1/01/42	1,000	1,085,060
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,675,275
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	755,902
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	3,906,090

		178,176,775

Arizona - 2.3%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,274,013
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	260	261,045
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	763,529

		5,298,587

California - 1.2%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,910	2,185,728
Series 2008A
5.50%, 8/15/23	660	742,830

		2,928,558

	Principal Amount (000)	U.S. $ Value
Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	$1,220	$1,354,371

District of Columbia - 6.9%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,622,223
Series 2012A
5.00%, 10/01/30	2,480	2,740,822
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	4,512,162
Washington Metropolitan Area Transit Authority
Series 2009A
5.25%, 7/01/27	3,000	3,395,370

		16,270,577

Florida - 1.7%
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/38	2,200	2,394,260
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	434,184
5.25%, 10/01/30	1,000	1,078,280

		3,906,724

Georgia - 0.2%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,660

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.195%, 12/01/30 (d)	1,250	1,160,769

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,688,573

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,156,250

New York - 3.9%
City of New York NY
Series 2006J
5.00%, 6/01/22 (Pre-refunded/ETM)	1,120	1,158,853

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	$5,745	$6,517,764
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,275	1,401,773

		9,078,390

Puerto Rico - 1.6%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	2,000	1,914,940
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,620,843
Series 2008
5.125%, 12/01/27	290	307,493

		3,843,276

Texas - 1.9%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,197,495
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,317,881
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	650,504
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,210,180

		4,376,060

Washington – 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	420,324

	Principal Amount (000)	U.S. $ Value
Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	$2,700	$2,979,423

Total Investments - 99.7% (cost $220,090,027) (e)		233,140,317
Other assets less liabilities - 0.3%		776,581

Net Assets – 100.0%		$233,916,898

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$591,118

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of this security amounted to $590,189 or 0.3% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of this security amounted to $1,160,769 or 0.50% of net assets.
(e)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,473,585 and gross unrealized depreciation of investments was $(423,295), resulting in net unrealized appreciation of $13,050,290.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.7% and 2.8%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$226,835,732		$6,304,585		$233,140,317

Total Investments in Securities		– 0	–	226,835,732		6,304,585		233,140,317
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	591,118		– 0	–	591,118
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$227,426,850		$6,304,585		$233,731,435

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$5,732,691		$5,732,691
Accrued discounts/(premiums)	1,315		1,315
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(14,421)		(14,421)
Purchases	585,000		585,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$6,304,585		$6,304,585

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(14,421)		$(14,421)

As of August 31, 2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015